AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 2015

 REGISTRATION NOS. 333 -122901
 811 -21719

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 605	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 618	[X]

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

235 W. Galena Street
Milwaukee, WI 53212

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

(Name and Address of Agent for Service)

COPIES TO:
Michael Glazer
Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[ ]	on , pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 12th day of February, 2015.

INVESTMENT MANAGERS SERIES TRUST

By:	/s/ Maureen Quill
Maureen Quill, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 12th day of February, 2015, by the following persons in the capacities set forth below.

Signature	Title

†
Ashley Toomey Rabun	Trustee

†
William H. Young	Trustee

†
Charles H. Miller	Trustee

†
John P. Zader	Trustee

†
Eric M. Banhazl	Trustee and Vice President

/s/ Maureen Quill
Maureen Quill	President

/s/ Rita Dam
Rita Dam	Treasurer and Principal Financial and Accounting Officer

† By	/s/ Rita Dam
Attorney-in-fact, pursuant to power of attorney previously filed with Post-Effective Amendment No. 558 on September 30, 2014.

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE